CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Real estate properties
Land and buildings	$ 6,743,958	$ 3,223,785
Less accumulated depreciation	(1,019,150)	(821,712)
Real estate properties - net	5,724,808	2,402,073
Investments in direct financing leases - net	587,701	539,232
Mortgage notes receivable	679,795	648,079
Real estate properties, total	6,992,304	3,589,384
Other investments	89,299	48,952
Total investments held, continuing operations	7,081,603	3,638,336
Assets held for sale - net	6,599	12,792
Total investments	7,088,202	3,651,128
Cash and cash equivalents	5,424	4,489
Restricted cash	14,607	29,076
Accounts receivable - net	203,862	168,176
Goodwill	645,683
Other assets	61,231	68,776
Total assets	8,019,009	3,921,645
LIABILITIES AND EQUITY
Revolving line of credit	230,000	85,000
Term loans	750,000	200,000
Secured borrowings - net	236,204	251,454
Unsecured borrowings - net	2,352,882	1,842,049
Accrued expenses and other liabilities	333,706	141,815
Deferred income taxes	15,352
Total liabilities	3,918,144	2,520,318
Equity:
Common stock $.10 par value authorized - 350,000 shares, issued and outstanding - 187,399 shares as of December 31, 2015 and 127,606 as of December 31, 2014	18,740	12,761
Common stock - additional paid-in capital	4,609,474	2,136,234
Cumulative net earnings	1,372,522	1,147,998
Cumulative dividends paid	(2,254,038)	(1,895,666)
Accumulated other comprehensive loss	(8,712)
Total stockholders' equity	3,737,986	1,401,327
Noncontrolling interest	362,879
Total equity	4,100,865	1,401,327
Total liabilities and equity	$ 8,019,009	$ 3,921,645